Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Other Intangible Assets [Abstract]
Schedule of Acquired Intangible Assets by Class
Other intangible assets consisted of the following:

	December 31,				Weighted average remaining life (years)
	2013		2012
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization
Purchased and internally developed software	$615	(393)	575	(352)	1.7
Affiliate and customer relationships	2,450	(1,802)	2,445	(1,624)	3.8
Debt origination fees	51	(13)	54	(18)	8.8
Trademarks (indefinite life)	2,428	—	2,429	—	—
	$5,544	(2,208)	5,503	(1,994)	3.5

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2013, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

2014	$280
2015	259
2016	223
2017	122
2018	9
The decrease in future amortization expense in 2018 is primarily due to the end of the useful lives of the affiliate and customer relationships in place at the time of the Liberty acquisition of QVC in 2003.